EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2025
Classes of employee benefits expense [abstract]
EMPLOYEE BENEFITS	EMPLOYEE BENEFITS

ACCOUNTING POLICIES
Equity settled share-based payments (“new long-term incentive” or “ELTI”)
The grant date fair value of equity settled share-based payment arrangements is recognised as an expense, with a corresponding increase in equity, over the vesting period of the awards. The expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognised is based on the number of awards that meet the related service and non-market performance conditions at vesting date.

EQUITY SETTLED LONG TERM INCENTIVE SCHEME (“ELTI scheme”)

Amounts in R million		2025	2024	2023

Share-based payment expense - ELTI scheme	5.2	30.1	26.4	22.0
On 2 December 2019, the shareholders approved an equity settled long-term incentive scheme. Under the ELTI scheme, qualifying employees are awarded conditional shares on an annual basis, comprising performance shares (80% of the total conditional shares awarded) and retention shares (20% of the total conditional shares awarded). Conditional shares will vest
3 years after grant date and will be settled in the form of DRDGOLD shares at a zero-exercise price. The last grant in terms of the ELTI scheme was made on 22 October 2024. The ELTI scheme is replaced by the Single Incentive Plan ("SIP"), incorporating the Deferred Share Plan ("DSP"), which was approved by the shareholders on 29 November 2023.The first grant under the DSP was made on August 13, 2025. Dividends declared on shares granted per the DSP accrue and are paid to the employees.
The key conditions of the grants made under the ELTI scheme are:
Retention shares:
100% of the retention shares will vest if the employee remains in the active employ of the Company at vesting date, is not under notice period and individual performance criteria are met.
Performance shares:
Total shareholder’s return (“TSR”) measured against a hurdle rate of 15% referencing DRDGOLD’s Weighted Average Cost of
Capital (“WACC”):
•  50% of the performance shares are linked to this condition; and
•  all of these performance shares will vest if DRDGOLD’s TSR exceeds the hurdle rate over the vesting period.
TSR is measured against a peer group of three peers (Sibanye-Stillwater, Harmony Gold Mining Company Limited and Pan-
African Resources Limited):
•  50% of the performance shares are linked to this condition; and
•  the number of performance shares which vest is based on DRDGOLD’s actual TSR performance in relation to percentiles of peer group’s performance as follows:

Percentile of peers	% of performance shares vesting
< 25th percentile	0%
25th to < 50th percentile	25%
50th to < 75th percentile	75%
≥ 75th percentile	100%

Reconciliation of the number of conditional shares	2025		2024
	Number of Shares	Weighted average price R per share	Number of Shares	Weighted average price R per share
Opening balance	10,506,564		9,524,238
Granted
October 25, 2023	—		2,860,551
October 20, 2024	2,816,040		—
Vested[1]	(936,779)	22.07	(806,582)	17.07
Forfeited	(67,931)		(265,061)
Expired[1]	(2,185,813)		(806,582)

Closing balance	10,132,081		10,506,564
Vesting on	10,132,081		10,506,564
October 20, 2024	—		3,122,592
October 19, 2025	4,621,908		4,621,908
October 25, 2026	2,694,133		2,762,064
October 22, 2027	2,816,040		—

[1] 70% of the total grant did not vest as a result of performance conditions not being met (2024: 50%).
19  EMPLOYEE BENEFITS continued
19.1  EQUITY SETTLED LONG TERM INCENTIVE SCHEME (“ELTI scheme”) continued
Fair value
The weighted average fair value of the performance and retention shares at grant date were determined using the Monte Carlo simulation pricing model applying the following key inputs:

Grant date	October 22, 2024	October 25, 2023	19 October 2022
Vesting date	October 22, 2027	October 25, 2026	October 19, 2025

Weighted average fair value of 80% performance shares[1]	15.09	7.72	5.54
Weighted average fair value of 20% retention shares	21.18	16.24	8.60
Expected term (years)	3	3	3
Grant date share price of a DRDGOLD share	21.81	16.89	9.48
Expected dividend yield	0.98%	1.30%	3.24%
Expected volatility[2]	42.12%	44.55%	58.00%
Expected risk free rate	7.42%	8.27%	8.10%
[1] The performance conditions are included in the measurement of the grant date fair value as they are classified as market- based performance conditions
[2] Expected volatility has been based on an evaluation of the historical volatility of DRDGOLD’s share price, commensurate with the expected term of the options
19.2 TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL
Interests in contracts
None of the directors, officers or major shareholders of DRDGOLD or, to the knowledge of DRDGOLD’s management, their families, had any interest, direct or indirect, in any transaction entered into during the year ended 30 June 2025 or the preceding financial years, or in any proposed transaction which has affected or will materially affect DRDGOLD or its subsidiaries other than disclosed in these financial statements. None of the directors or officers of DRDGOLD or any associate of such director or officer is currently or has been at any time during the past financial year materially indebted to DRDGOLD.

Key management personnel remuneration

Amounts in R million	Note	2025	2024	2023

- Board fees paid		7.8	7.9	7.6
- Salaries paid		104.9	93.2	82.0
- Short term incentives relating to this cycle		98.2	94.0	83.8
Market value of long term incentives vested and transferred	19.1	20.6	13.7	31.1
		231.5	208.8	204.5